BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS (Tables)
Schedule of fair value assets and liabilites
Consideration Paid:
Cash	$400,000
Common stock	183,000
$583,000

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$25,000
Other current asset	6,000
Right of Use – Lease	14,000
Fixed Assets	3,000
Customer relationships	450,000
Total assets acquired	498,000

Liabilities assumed:
Due to Seller	10,000
Accrued Liability	15,000
Deferred revenue	6,000
Lease Liability	14,000
Total liabilities assumed	45,000

Net assets acquired	$453,000

Goodwill	$130,000